Significant Accounting Policies - Offering costs and income taxes (Details) - USD ($)		3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2020	Jan. 24, 2020
Offering Costs
Offering costs	$ 38,688,692		$ 649,398
Underwriters discounts			37,950,000
Deferred discount	24,150,000	$ 24,150,000	24,150,000
Professional, printing, filing, regulatory and other costs incurred			738,692
Income Taxes
Deferred tax asset	153,000	153,000	153,000
Unrecognized tax benefits	0	0	0	$ 0
Valuation allowance	153,000	153,000	153,000
Amounts accrued for the payment of interest and penalties	$ 0	0	0	$ 0
Income tax expense		$ 11,617	$ 65,470
Effective tax rate (as a percent)		(15.70%)	(1.70%)